Dividends paid	12 Months Ended
Jun. 30, 2018
Dividends paid
Dividends paid

30Dividends paid

Final dividend – prior year	4 842	5 650	7 140
Interim dividend – current year	3 110	2 978	3 540

	7 952	8 628	10 680

Forecast cash flow on final dividend – current year	4 898	4 844	5 650

The forecast cash flow on the final dividend is calculated based on the net number of Sasol ordinary shares and BEE ordinary shares in issue at 30 June 2018 of 620 million. The actual dividend payment will be determined on the record date of 7 September 2018.